2 Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Schedule of subsidiaries, joint ventures and joint operations

The table below list the Company’s subsidiaries and associate:

				Direct and indirect interest
Name	Principal activities	Location	Investment type	2019	2018	2017
Afya Participações S.A (Afya Brazil)	Holding	Nova Lima – MG	Subsidiary	100%	100%	100%
Instituto Tocantinense Presidente Antônio Carlos Porto S.A. - ITPAC Porto Nacional	Undergraduate and graduate degree programs	Porto Nacional - TO	Subsidiary	100%	100%	100%
Instituto Tocantinense Presidente Antônio Carlos S.A. - ITPAC Araguaina	Undergraduate and graduate degree programs	Araguaína - TO	Subsidiary	100%	100%	100%
União Educacional do Vale do Aço S.A. – UNIVAÇO	Undergraduate programs	Ipatinga – MG	Subsidiary	100%	76%	76%
IPTAN - Instituto de Ensino Superior Presidente Trancredo de Almeida Neves S.A. (“IPTAN”)	Undergraduate and graduate degree programs	São João Del Rei – MG	Subsidiary	100%	100%	-
Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)	Undergraduate and graduate degree programs	Parnaíba – PI	Subsidiary	80%	80%	-
Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”)	Medicine undergraduate degree program	Itajubá – MG	Subsidiary	60%	60%	-
Instituto de Ensino Superior do Piauí S.A. (”IESP”) *	Undergraduate and graduate degree programs	Teresina – PI	Subsidiary	100%	80%	-
RD Administração e Participações Ltda.	Holding	Pato Branco – PR	Subsidiary	100%	100%	-
FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)	Undergraduate and graduate degree programs	Pato Branco – PR	Subsidiary	100%	100%	-
CBB Web Serviços e Transmissões Online S.A. (“CBBW”) **	Medical education courses and online platform	São Paulo- SP	Subsidiary	100%	-	-
Medcel Editora e Eventos S.A. (“Medcel”) **	Medical education content	São Paulo- SP	Subsidiary	100%	-	-
Instituto Educacional Santo Agostinho S.A. (“FASA”) **	Undergraduate and graduate degree programs	Montes Claros – MG	Subsidiary	100%	-	-
Instituto de Pesquisa e Ensino Médico do Estado de Minas Gerais Ltda. (“IPEMED”) **	Post-graduate	Belo Horizonte – MG	Subsidiary	100%	-	-
Instituto Paraense de Educação e Cultura Ltda. (IPEC) ***	Undergraduate and graduate degree programs	Marabá – PA	Subsidiary	100%	-	-
União Educacional do Planalto Central S.A. (“UEPC”) ****	Undergraduate and graduate degree programs	Brasília – DF	Associate	30%	-	-

*              See Note 17 for further details on the acquisition of minority interest during 2019.

**             See Note 5 for further details on the business combinations during 2019.

***            See Note 12 for further details on the acquisition of assets related to licenses with indefinite useful life in 2019.

****           See Note 10 for further details on the acquisition of associate.

Schedule of estimated useful lives

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Machinery and equipment	10 years
Vehicles	4 years
Furniture and fixtures	10 years
IT equipment	5 years
Library books	10 years
Laboratories and clinics	10 years
Leasehold improvements	5 years

Schedule of effect of adoption of IFRS 16	The effect of adoption of IFRS 16 as at January 1, 2019 is as follows:
Assets
Right-of-use-assets	R$ 212,360

Liabilities	R$ 212,360
Lease liabilities

Schedule of lease liabilities

The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Operating lease commitments as at December 31, 2018	520,795
Weighted average incremental borrowing rate as at January 1, 2019	11.63%
Discounted operating lease commitments at January 1, 2019	212,530
Less:
Commitments relating to leases of short-term and low-value assets	(170)
Lease liabilities as at January 1, 2019	212,360